Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 91.3%		Shares		Value
Advertising - 0.2%
Boston Omaha Corp. - Class A (a)		1,221		$14,908
Clear Channel Outdoor Holdings, Inc. (a)		8,407		17,571
MNTN, Inc. - Class A (a)		1,896		17,443
National CineMedia, Inc.		1,332		4,809
Stagwell, Inc. (a)		7,739		46,511
Taboola.com Ltd. (a)		4,404		17,616
				118,858

Aerospace/Defense - 1.3%
AAR Corp. (a)		890		94,260
AerSale Corp. (a)		2,306		17,272
AIRO Group Holdings, Inc. (a)		2,427		24,974
Amprius Technologies, Inc. (a)(b)		2,409		29,968
Archer Aviation, Inc. - Class A (a)		6,292		45,239
Astronics Corp. (a)		466		35,299
Ducommun, Inc. (a)		333		37,745
Eve Holding, Inc. (a)		2,786		10,977
Firefly Aerospace, Inc. (a)(b)		3,256		82,051
Intuitive Machines, Inc. (a)		1,938		36,803
Mercury Systems, Inc. (a)		1,554		145,889
National Presto Industries, Inc.		297		37,838
Ondas, Inc. (a)(b)		7,121		73,774
Red Cat Holdings, Inc. (a)		2,672		36,072
Vertical Aerospace Ltd. (a)		1,739		8,191
				716,352

Agriculture - 0.4%
Andersons, Inc.		609		37,752
Dole PLC		1,333		21,235
Fresh Del Monte Produce, Inc.		740		29,349
Limoneira Co.		1,826		26,294
Tejon Ranch Co. (a)		1,333		21,448
Turning Point Brands, Inc.		481		58,273
Universal Corp./VA		482		27,276
Vital Farms, Inc. (a)		746		21,224
				242,851

Airlines - 0.4%
Allegiant Travel Co. (a)		189		16,751
Copa Holdings SA - Class A		593		80,885
Frontier Group Holdings, Inc. (a)		2,749		12,755
JetBlue Airways Corp. (a)		5,886		28,665
SkyWest, Inc. (a)		777		74,996
Sun Country Airlines Holdings, Inc. (a)		1,444		25,328
				239,380

Apparel - 0.8%
Capri Holdings Ltd. (a)		2,312		52,182
Carter's, Inc.		563		19,485
Columbia Sportswear Co.		447		24,710
Kontoor Brands, Inc.		1,057		63,135
Levi Strauss & Co. - Class A		5,700		113,316
Oxford Industries, Inc.		333		12,271
PVH Corp.		752		46,895
Steven Madden Ltd. (b)		1,062		46,601
Wolverine World Wide, Inc.		1,742		30,868
				409,463

Auto Manufacturers - 0.2%
Blue Bird Corp. (a)		414		20,828
REV Group, Inc.		1,295		82,751
				103,579

Auto Parts & Equipment - 1.2%
Adient PLC (a)		1,191		24,773
Aeva Technologies, Inc. (a)		1,036		13,230
American Axle & Manufacturing Holdings, Inc. (a)(b)		4,858		38,718
Cooper-Standard Holdings, Inc. (a)		888		27,857
Dana, Inc.		3,371		97,422
Dorman Products, Inc. (a)		444		55,145
Douglas Dynamics, Inc.		667		25,133
Garrett Motion, Inc.		2,480		44,739
Goodyear Tire & Rubber Co. (a)		5,772		54,314
indie Semiconductor, Inc. - Class A (a)		3,998		16,392
Microvast Holdings, Inc. (a)		6,201		16,247
Miller Industries, Inc./TN		123		5,039
Phinia, Inc.		888		63,199
SES AI Corp. (a)		4,774		9,691
Solid Power, Inc. (a)		5,370		24,058
Standard Motor Products, Inc.		668		26,673
Titan International, Inc. (a)		2,628		25,071
Visteon Corp.		592		53,789
XPEL, Inc. (a)		344		17,719
				639,209

Banks - 8.6%
Alerus Financial Corp.		1,110		27,328
Amerant Bancorp, Inc.		852		18,488
Ameris Bancorp (b)		1,259		101,501
Arrow Financial Corp.		629		21,266
Associated Banc-Corp.		3,811		103,888
Atlantic Union Bankshares Corp. (b)		2,934		113,957
BancFirst Corp. (b)		481		52,886
Bancorp, Inc. (a)(b)		1,036		61,580
Bank of Hawaii Corp.		851		63,638
Bank of Marin Bancorp		1,147		30,797
Bank of NT Butterfield & Son Ltd.		1,295		67,081
BankUnited, Inc. (b)		1,591		75,525
BayCom Corp.		999		29,151
BCB Bancorp, Inc.		1,972		15,559
Blue Foundry Bancorp (a)		2,600		34,190
Bridgewater Bancshares, Inc. (a)		1,666		32,004
Camden National Corp.		630		29,969
Capital Bancorp, Inc.		925		28,416
Capital City Bank Group, Inc.		703		29,357
Carter Bankshares, Inc. (a)		1,036		22,181
Cathay General Bancorp (b)		641		32,806
ChoiceOne Financial Services, Inc.		445		12,767
Citizens & Northern Corp.		1,184		26,948
City Holding Co.		269		33,111
Civista Bancshares, Inc.		1,332		32,141
Coastal Financial Corp./WA (a)		229		21,934
Colony Bankcorp, Inc.		1,481		28,820
Community Trust Bancorp, Inc.		555		34,244
ConnectOne Bancorp, Inc.		1,074		28,590
Customers Bancorp, Inc. (a)		740		58,475
CVB Financial Corp.		3,034		59,800
Dime Community Bancshares, Inc.		778		26,468
Eagle Bancorp, Inc.		630		16,859
Eastern Bankshares, Inc.		4,256		87,184
First Bancorp, Inc.		852		23,302
First BanCorp/Puerto Rico		6,660		147,319
First Bancorp/Southern Pines NC		1,110		64,302
First Bank/Hamilton NJ		1,554		25,921
First Busey Corp. (b)		1,408		34,707
First Business Financial Services, Inc.		519		29,749
First Community Bankshares, Inc.		1,002		36,092
First Financial Bancorp (b)		1,517		43,599
First Foundation, Inc. (a)		1,813		11,386
First Hawaiian, Inc.		3,441		91,359
First Interstate BancSystem, Inc. - Class A		2,670		94,705
First Merchants Corp.		876		34,830
Firstsun Capital Bancorp (a)(b)		408		16,108
Flagstar Bank NA (b)		7,030		92,937
Fulton Financial Corp.		3,478		71,821
Great Southern Bancorp, Inc.		408		25,043
Hancock Whitney Corp.		1,628		112,006
Heritage Commerce Corp.		2,517		32,041
Heritage Financial Corp./WA		1,185		30,585
Hope Bancorp, Inc.		2,706		32,418
Independent Bank Corp. (b)		1,369		110,588
International Bancshares Corp.		999		69,570
Kearny Financial Corp./MD		2,701		21,041
Lakeland Financial Corp.		703		41,899
LINKBANCORP, Inc.		2,702		23,643
Live Oak Bancshares, Inc.		1,190		47,552
Mercantile Bank Corp.		592		30,772
Merchants Bancorp/IN		444		18,408
Metrocity Bankshares, Inc.		814		22,930
Metropolitan Bank Holding Corp.		185		17,131
Midland States Bancorp, Inc.		751		17,160
MidWestOne Financial Group, Inc.		815		37,751
NB Bancorp, Inc.		1,345		29,213
NBT Bancorp, Inc.		1,147		50,961
Nicolet Bankshares, Inc. (b)		296		43,210
Northeast Bank		259		29,845
OFG Bancorp		1,998		80,519
Origin Bancorp, Inc.		815		34,906
Park National Corp.		333		54,259
Pathward Financial, Inc. (b)		370		33,407
PCB Bancorp		1,221		27,399
Peoples Financial Services Corp.		518		26,988
Plumas Bancorp		562		28,162
RBB Bancorp		783		16,239
Renasant Corp. (b)		1,258		47,439
Republic Bancorp, Inc./KY - Class A		371		26,938
S&T Bancorp, Inc.		778		33,174
Seacoast Banking Corp. of Florida (b)		1,961		65,576
ServisFirst Bancshares, Inc. (b)		1,147		93,882
Shore Bancshares, Inc.		1,739		32,989
Simmons First National Corp. - Class A (b)		4,666		94,860
SmartFinancial, Inc.		814		32,495
South Plains Financial, Inc.		704		29,329
Southern First Bancshares, Inc. (a)		518		28,459
Southside Bancshares, Inc.		814		26,203
Stellar Bancorp, Inc.		1,110		41,225
Stock Yards Bancorp, Inc.		777		52,595
Texas Capital Bancshares, Inc. (a)(b)		888		89,839
Tompkins Financial Corp.		444		35,573
TriCo Bancshares		703		35,023
Triumph Financial, Inc. (a)(b)		634		39,999
TrustCo Bank Corp. NY		741		32,159
Trustmark Corp.		777		33,038
United Community Banks, Inc./GA (b)		2,443		84,112
Unity Bancorp, Inc.		703		37,934
Walker & Dunlop, Inc.		940		59,117
Washington Trust Bancorp, Inc.		777		26,706
WesBanco, Inc. (b)		2,924		103,188
West BanCorp, Inc.		1,185		28,120
Westamerica BanCorp		592		29,943
				4,662,607

Beverages - 0.2%
Boston Beer Co., Inc. - Class A (a)		135		28,839
MGP Ingredients, Inc.		593		14,771
National Beverage Corp. (a)		740		25,219
Vita Coco Co., Inc. (a)		999		53,297
				122,126

Biotechnology - 8.8%
4D Molecular Therapeutics, Inc. (a)		3,077		27,262
Absci Corp. (a)		2,590		7,744
ACADIA Pharmaceuticals, Inc. (a)		3,442		86,497
ADMA Biologics, Inc. (a)		4,677		80,912
Altimmune, Inc. (a)		2,928		16,397
Alto Neuroscience, Inc. (a)		2,749		42,555
Alumis, Inc. (a)		2,379		58,309
Amicus Therapeutics, Inc. (a)		4,968		70,993
AnaptysBio, Inc. (a)		631		29,916
ANI Pharmaceuticals, Inc. (a)		530		43,380
Annexon, Inc. (a)		5,073		31,656
Apellis Pharmaceuticals, Inc. (a)		1,570		35,451
Apogee Therapeutics, Inc. (a)		824		53,980
Arcellx, Inc. (a)(b)		962		65,714
Arcus Biosciences, Inc. (a)		964		20,283
Arcutis Biotherapeutics, Inc. (a)		1,744		44,245
Ardelyx, Inc. (a)		5,522		42,464
ArriVent Biopharma, Inc. (a)		222		4,993
Arrowhead Pharmaceuticals, Inc. (a)(b)		2,165		150,099
ARS Pharmaceuticals, Inc. (a)		1,554		15,524
Aura Biosciences, Inc. (a)		1,858		10,405
Beam Therapeutics, Inc. (a)		1,912		52,809
Bicara Therapeutics, Inc. (a)		896		15,053
BioCryst Pharmaceuticals, Inc. (a)		4,708		30,979
Cardiff Oncology, Inc. (a)		2,112		3,696
Celcuity, Inc. (a)		1,381		151,109
Celldex Therapeutics, Inc. (a)(b)		2,340		57,564
Certara, Inc. (a)		2,553		22,441
CG oncology, Inc. (a)		1,190		61,940
Cogent Biosciences, Inc. (a)(b)		1,976		70,958
Compass Therapeutics, Inc. (a)		3,635		23,264
Crinetics Pharmaceuticals, Inc. (a)(b)		1,998		99,780
Day One Biopharmaceuticals, Inc. (a)		1,675		18,693
Definium Therapeutics, Inc. (a)		1,776		29,979
Denali Therapeutics, Inc. (a)		2,265		49,241
Design Therapeutics, Inc. (a)		567		5,789
Dianthus Therapeutics, Inc. (a)		259		13,828
Disc Medicine, Inc. (a)		348		26,907
Dynavax Technologies Corp. (a)		3,293		50,992
Dyne Therapeutics, Inc. (a)(b)		2,277		40,736
Edgewise Therapeutics, Inc. (a)		1,295		36,454
Emergent BioSolutions, Inc. (a)		410		4,649
Esperion Therapeutics, Inc. (a)(b)		6,773		22,960
Evolus, Inc. (a)		3,686		17,287
EyePoint, Inc. (a)		1,759		23,782
Genelux Corp. (a)		2,895		7,701
Gossamer Bio, Inc. (a)		5,477		12,488
Greenwich Lifesciences, Inc. (a)(b)		703		21,139
Ideaya Biosciences, Inc. (a)		3,114		100,240
Immatics NV (a)		2,452		23,417
ImmunityBio, Inc. (a)(b)		9,149		57,181
Immunome, Inc. (a)		2,672		65,785
Immunovant, Inc. (a)		1,864		48,464
Innoviva, Inc. (a)		1,110		22,200
Iovance Biotherapeutics, Inc. (a)		10,776		27,479
Janux Therapeutics, Inc. (a)		715		9,803
Keros Therapeutics, Inc. (a)		239		4,280
Kodiak Sciences, Inc. (a)		2,873		65,418
Krystal Biotech, Inc. (a)(b)		495		138,224
Kura Oncology, Inc. (a)		2,156		17,507
Kymera Therapeutics, Inc. (a)		930		67,602
Larimar Therapeutics, Inc. (a)		3,779		13,378
LENZ Therapeutics, Inc. (a)(b)		233		3,686
Lexeo Therapeutics, Inc. (a)		3,480		25,787
Ligand Pharmaceuticals, Inc. (a)		370		71,077
Liquidia Corp. (a)		1,258		53,327
Mineralys Therapeutics, Inc. (a)(b)		734		22,673
Monte Rosa Therapeutics, Inc. (a)		1,823		37,408
Myriad Genetics, Inc. (a)		3,155		17,731
NeoGenomics, Inc. (a)		3,071		37,036
Niagen Bioscience, Inc. (a)		2,960		17,730
Novavax, Inc. (a)		3,783		33,461
Nurix Therapeutics, Inc. (a)		2,564		42,357
Nuvalent, Inc. - Class A (a)		868		89,309
Nuvation Bio, Inc. (a)		4,969		26,038
Olema Pharmaceuticals, Inc. (a)		1,777		45,704
Oruka Therapeutics, Inc. (a)		905		30,978
Perspective Therapeutics, Inc. (a)		3,962		15,016
Phathom Pharmaceuticals, Inc. (a)		1,681		22,979
Praxis Precision Medicines, Inc. (a)(b)		408		128,112
Precigen, Inc. (a)		12,840		57,652
PTC Therapeutics, Inc. (a)		1,704		128,703
Rapport Therapeutics, Inc. (a)		1,043		27,754
RAPT Therapeutics, Inc. (a)		274		15,804
Recursion Pharmaceuticals, Inc. - Class A (a)(b)		8,920		37,375
REGENXBIO, Inc. (a)		1,678		18,726
Relay Therapeutics, Inc. (a)		9,770		74,838
Rigel Pharmaceuticals, Inc. (a)		408		14,223
Rocket Pharmaceuticals, Inc. (a)		7,969		27,732
Sana Biotechnology, Inc. (a)		6,263		27,745
Sarepta Therapeutics, Inc. (a)		2,540		51,664
Savara, Inc. (a)		4,921		26,573
Scholar Rock Holding Corp. (a)(b)		1,246		55,248
Sionna Therapeutics, Inc. (a)		642		27,131
Soleno Therapeutics, Inc. (a)		505		19,473
Solid Biosciences, Inc. (a)		2,415		15,601
Stoke Therapeutics, Inc. (a)		1,224		37,136
Syndax Pharmaceuticals, Inc. (a)		2,442		49,597
Tarsus Pharmaceuticals, Inc. (a)		703		45,372
Taysha Gene Therapies, Inc. (a)		5,449		24,575
Tectonic Therapeutic, Inc. (a)		528		10,555
Terns Pharmaceuticals, Inc. (a)		3,737		129,300
TG Therapeutics, Inc. (a)		3,075		90,497
Travere Therapeutics, Inc. (a)(b)		1,776		55,216
Tyra Biosciences, Inc. (a)		233		7,181
Ultragenyx Pharmaceutical, Inc. (a)		1,375		33,096
Upstream Bio, Inc. (a)		864		26,853
UroGen Pharma Ltd. (a)		876		17,178
Vera Therapeutics, Inc. (a)		1,085		46,937
Veracyte, Inc. (a)		1,443		54,949
Vericel Corp. (a)		986		35,476
Viking Therapeutics, Inc. (a)(b)		2,225		64,614
Vir Biotechnology, Inc. (a)		2,937		21,851
Viridian Therapeutics, Inc. (a)		1,127		37,191
Xencor, Inc. (a)		1,421		17,180
XOMA Royalty Corp. (a)		407		10,444
Zymeworks, Inc. (a)		1,628		36,679
				4,770,503

Building Materials - 1.1%
American Woodmark Corp. (a)		535		31,774
Apogee Enterprises, Inc.		488		18,119
Aspen Aerogels, Inc. (a)		8,864		29,872
Boise Cascade Co.		890		71,921
Gibraltar Industries, Inc. (a)		1,060		54,336
Griffon Corp.		894		72,816
Hayward Holdings, Inc. (a)		3,373		54,440
Knife River Corp. (a)		840		56,423
LSI Industries, Inc.		926		20,474
Masterbrand, Inc. (a)		2,816		34,130
Trex Co., Inc. (a)(b)		3,117		129,106
				573,411

Chemicals - 2.1%
AdvanSix, Inc.		1,643		26,025
American Vanguard Corp. (a)		2,304		11,704
Ashland, Inc.		1,007		61,588
Balchem Corp.		667		113,503
Cabot Corp.		646		46,635
Chemours Co.		2,978		44,640
Ecovyst, Inc. (a)		2,923		31,013
FMC Corp.		3,204		50,623
Hawkins, Inc.		224		29,176
HB Fuller Co.		1,198		72,000
Huntsman Corp. (b)		4,123		44,611
Ingevity Corp. (a)		1,296		85,264
Innospec, Inc.		338		27,621
Koppers Holdings, Inc.		519		15,290
Mativ Holdings, Inc.		5,106		61,527
Minerals Technologies, Inc.		645		42,415
Oil-Dri Corp. of America		372		22,525
Olin Corp.		4,109		85,508
Perimeter Solutions, Inc. (a)		3,293		86,112
Quaker Chemical Corp.		228		35,053
Rogers Corp. (a)		310		30,145
Sensient Technologies Corp.		814		76,939
Stepan Co.		680		39,175
				1,139,092

Coal - 0.7%
Alpha Metallurgical Resources, Inc. (a)		306		64,199
Core Natural Resources, Inc.		860		82,027
Hallador Energy Co. (a)		999		18,471
Peabody Energy Corp.		2,098		73,975
Ramaco Resources, Inc. - Class A (a)(b)		1,263		24,641
Ramaco Resources, Inc. - Class B		9		120
Warrior Met Coal, Inc.		1,062		94,837
				358,270

Commercial Services - 4.8%
ABM Industries, Inc.		1,500		69,060
Acacia Research Corp. (a)		3,848		15,315
Adtalem Global Education, Inc. (a)		304		31,479
Alarm.com Holdings, Inc. (a)		814		39,707
Alight, Inc. - Class A		52,963		81,033
AMN Healthcare Services, Inc. (a)		825		17,572
Arlo Technologies, Inc. (a)		2,206		27,994
Avis Budget Group, Inc. (a)		482		55,425
Barrett Business Services, Inc.		896		34,048
BrightView Holdings, Inc. (a)		1,333		17,809
Brink's Co.		741		94,137
Cadiz, Inc. (a)		1,565		8,827
CBIZ, Inc. (a)		518		20,383
Cimpress PLC (a)		345		27,286
Clarivate PLC (a)(b)		9,071		24,038
Coursera, Inc. (a)		3,941		23,882
CRA International, Inc.		164		30,986
Cross Country Healthcare, Inc. (a)		2,457		22,899
Deluxe Corp. (b)		708		18,691
Driven Brands Holdings, Inc. (a)(b)		1,407		21,879
Emerald Holding, Inc.		6,068		30,583
Euronet Worldwide, Inc. (a)		724		52,461
European Wax Center, Inc. - Class A (a)		2,707		10,639
EVERTEC, Inc.		1,554		46,636
First Advantage Corp. (a)		2,466		33,291
Flywire Corp. (a)		2,524		31,802
Forrester Research, Inc. (a)		1,604		13,008
Franklin Covey Co. (a)		1,390		28,314
Graham Holdings Co. - Class B		38		44,332
Grand Canyon Education, Inc. (a)		504		87,615
Green Dot Corp. - Class A (a)		749		9,123
Hertz Global Holdings, Inc. (a)(b)		4,774		23,393
Huron Consulting Group, Inc. (a)		444		75,036
ICF International, Inc.		383		35,715
John Wiley & Sons, Inc. - Class A		851		26,577
Kelly Services, Inc. - Class A		2,889		31,172
Korn Ferry		1,925		133,730
Laureate Education, Inc. (a)		3,960		135,828
Legalzoom.com, Inc. (a)		1,888		16,784
Legence Corp. - Class A (a)		560		26,270
Marqeta, Inc. - Class A (a)		8,177		33,771
Mister Car Wash, Inc. (a)		2,331		12,937
National Research Corp.		1,041		21,174
Paymentus Holdings, Inc. - Class A (a)		666		17,802
Payoneer Global, Inc. (a)		6,859		43,829
Perdoceo Education Corp.		1,591		50,960
Priority Technology Holdings, Inc. (a)		1,556		9,196
Progyny, Inc. (a)		1,260		30,076
Remitly Global, Inc. (a)		1,900		25,118
Repay Holdings Corp. (a)		7,519		26,241
Resources Connection, Inc.		3,302		14,958
Robert Half, Inc. (b)		910		31,495
Sezzle, Inc. (a)		444		28,079
Spire Global, Inc. (a)(b)		1,761		20,163
Strategic Education, Inc.		444		37,749
Stride, Inc. (a)		1,623		137,306
TIC Solutions, Inc. (a)		1,188		11,999
TriNet Group, Inc.		803		49,176
Udemy, Inc. (a)		2,115		10,173
UL Solutions, Inc. - Class A		1,113		78,166
Universal Technical Institute, Inc. (a)		595		16,559
USCB Financial Holdings, Inc.		1,147		21,621
Verra Mobility Corp. (a)		3,354		64,732
Vestis Corp.		5,122		33,447
Willdan Group, Inc. (a)		371		46,820
WillScot Holdings Corp.		4,960		99,349
WW International, Inc. (a)		1,527		30,922
				2,578,577

Computers - 1.9%
3D Systems Corp. (a)		6,995		15,669
ASGN, Inc. (a)		892		46,464
Cantaloupe, Inc. (a)		2,850		30,609
Conduent, Inc. (a)		12,528		17,414
Corsair Gaming, Inc. (a)(b)		1,852		9,445
Crane NXT Co.		999		50,469
Cricut, Inc. - Class A		1,813		8,104
Diebold Nixdorf, Inc. (a)		703		48,514
DXC Technology Co. (a)		3,296		47,561
Figure Technology Solutions, Inc. - Class A (a)		3,343		190,150
Globant SA (a)		962		64,339
Grid Dynamics Holdings, Inc. (a)		2,893		23,925
Insight Enterprises, Inc. (a)(b)		854		71,753
Mitek Systems, Inc. (a)		1,702		17,054
NCR Atleos Corp. (a)		1,170		43,641
NCR Voyix Corp. (a)		3,704		36,744
NetScout Systems, Inc. (a)		1,185		32,955
Netskope, Inc. - Class A (a)		1,776		26,374
NextNav, Inc. (a)		1,930		27,715
OneSpan, Inc.		898		10,578
Pitney Bowes, Inc.		4,664		48,646
Rapid7, Inc. (a)		2,486		29,633
Telos Corp. (a)		3,596		19,634
Tenable Holdings, Inc. (a)		3,980		87,799
V2X, Inc. (a)		370		25,467
Vuzix Corp. (a)		3,663		9,634
				1,040,290

Cosmetics/Personal Care - 0.2%
Coty, Inc. - Class A (a)(b)		12,034		38,148
Prestige Consumer Healthcare, Inc. (a)		685		44,162
				82,310

Distribution/Wholesale - 0.8%
G-III Apparel Group Ltd.		1,184		34,751
Gold.com, Inc. (b)		671		34,791
OPENLANE, Inc. (a)		2,923		87,807
Resideo Technologies, Inc. (a)		3,343		114,531
Rush Enterprises, Inc. - Class A		1,369		87,876
ScanSource, Inc. (a)(b)		223		9,587
VSE Corp. (b)		407		88,958
				458,301

Diversified Financial Services - 3.8%
Acadian Asset Management, Inc.		815		45,167
Artisan Partners Asset Management, Inc. - Class A		1,369		60,948
BGC Group, Inc. - Class A		7,696		70,111
BRC Group Holdings, Inc. (a)		1,784		14,914
Bread Financial Holdings, Inc.		1,554		112,727
Cohen & Steers, Inc.		408		26,218
Dave, Inc. (a)		150		24,554
DigitalBridge Group, Inc. (b)		4,233		65,146
Enact Holdings, Inc.		815		32,413
Enova International, Inc. (a)		518		85,558
EZCORP, Inc. - Class A (a)		1,702		36,508
Federal Agricultural Mortgage Corp. - Class C		259		43,849
Federated Hermes, Inc.		1,665		88,711
LendingClub Corp. (a)		2,166		36,627
LendingTree, Inc. (a)		302		17,111
Miami International Holdings, Inc. (a)		1,190		49,659
Moelis & Co. - Class A		2,072		148,500
Navient Corp. (b)		2,313		22,691
Nelnet, Inc. - Class A		444		58,564
Oppenheimer Holdings, Inc. - Class A		445		37,393
Paysign, Inc. (a)		1,224		5,104
PennyMac Financial Services, Inc.		357		35,671
Perella Weinberg Partners		1,432		31,948
Piper Sandler Cos.		375		129,881
PJT Partners, Inc. - Class A		518		89,630
PRA Group, Inc. (a)		855		10,935
Radian Group, Inc.		3,443		113,275
Regional Management Corp.		629		23,304
StepStone Group, Inc. - Class A		1,487		105,116
StoneX Group, Inc. (a)		893		100,248
UWM Holdings Corp.		3,334		16,370
Velocity Financial, Inc. (a)		925		18,768
Victory Capital Holdings, Inc. - Class A		888		62,631
Virtu Financial, Inc. - Class A		1,776		73,722
Virtus Investment Partners, Inc.		155		25,304
Western Union Co. (b)		7,589		71,109
WisdomTree, Inc. (b)		2,257		36,563
World Acceptance Corp. (a)		112		13,580
				2,040,528

Electric - 1.3%
Ameresco, Inc. - Class A (a)		704		22,063
Avista Corp.		1,703		70,317
Black Hills Corp.		1,666		121,585
Clearway Energy, Inc. - Class A		1,961		66,223
Clearway Energy, Inc. - Class C (b)		894		32,318
Hawaiian Electric Industries, Inc. (a)		3,525		54,003
MGE Energy, Inc.		840		67,099
Northwestern Energy Group, Inc. (b)		1,113		75,528
Otter Tail Corp.		888		79,174
TXNM Energy, Inc.		1,776		104,642
Unitil Corp.		600		30,546
				723,498

Electrical Components & Equipment - 1.0%
American Superconductor Corp. (a)(b)		974		29,142
AZZ, Inc.		530		65,874
Belden, Inc.		888		104,349
EnerSys		890		160,369
nLight, Inc. (a)		1,778		81,095
Powell Industries, Inc.		192		85,169
				525,998

Electronics - 2.2%
Applied Optoelectronics, Inc. (a)(b)		1,311		57,173
Atkore, Inc.		824		57,227
Atmus Filtration Technologies, Inc.		1,665		96,520
Avnet, Inc.		1,702		106,188
Bel Fuse, Inc. - Class B (b)		148		29,776
Benchmark Electronics, Inc.		1,074		55,998
Brady Corp. - Class A		455		39,344
CTS Corp.		481		24,728
Enovix Corp. (a)		3,676		24,335
ESCO Technologies, Inc.		518		118,192
Evolv Technologies Holdings, Inc. (a)		2,673		16,546
Itron, Inc. (a)		573		56,773
Kimball Electronics, Inc. (a)		999		30,180
Knowles Corp. (a)		2,628		63,703
Kopin Corp. (a)		6,521		16,629
Napco Security Technologies, Inc.		570		21,027
NVE Corp.		262		17,682
OSI Systems, Inc. (a)(b)		248		62,035
Plexus Corp. (a)		519		103,452
Stoneridge, Inc. (a)		824		5,422
Vicor Corp. (a)		561		88,453
Vishay Intertechnology, Inc. (b)		4,816		97,042
				1,188,425

Energy-Alternate Sources - 1.2%
Array Technologies, Inc. (a)(b)		4,481		50,747
ASP Isotopes, Inc. (a)(b)		1,308		8,293
Eos Energy Enterprises, Inc. (a)(b)		5,664		82,921
Fluence Energy, Inc. (a)(b)		3,749		115,357
Gevo, Inc. (a)		4,888		9,580
Green Plains, Inc. (a)		4,674		53,564
Montauk Renewables, Inc. (a)		4,932		8,582
Plug Power, Inc. (a)(b)		13,860		29,314
REX American Resources Corp. (a)		1,776		60,046
Shoals Technologies Group, Inc. - Class A (a)		3,599		33,974
SolarEdge Technologies, Inc. (a)		1,966		60,848
Sunrun, Inc. (a)		4,415		83,885
T1 Energy, Inc. (a)		4,929		41,059
XPLR Infrastructure LP (a)		2,407		23,444
				661,614

Engineering & Construction - 1.6%
Arcosa, Inc.		926		105,999
Argan, Inc.		223		77,406
Centuri Holdings, Inc. (a)		889		24,536
Construction Partners, Inc. - Class A (a)		950		104,386
Everus Construction Group, Inc. (a)		1,049		92,826
Exponent, Inc.		822		59,077
Frontdoor, Inc. (a)		1,517		89,670
Granite Construction, Inc. (b)		999		120,619
Great Lakes Dredge & Dock Corp. (a)		1,554		23,279
Latham Group, Inc. (a)		1,555		9,781
MYR Group, Inc. (a)		334		83,513
Orion Group Holdings, Inc. (a)		1,259		15,385
Tutor Perini Corp. (b)		1,112		87,726
				894,203

Entertainment - 1.1%
Atlanta Braves Holdings, Inc. - Class C (a)		1,037		41,407
Bally's Corp. (a)		1,046		15,983
Cinemark Holdings, Inc.		2,072		49,065
Golden Entertainment, Inc.		592		15,937
Lionsgate Studios Corp. (a)		6,334		59,793
Madison Square Garden Entertainment Corp. (a)		889		55,002
Madison Square Garden Sports Corp. (a)		296		83,931
Marriott Vacations Worldwide Corp.		818		44,425
Penn Entertainment, Inc. (a)		2,787		35,785
Pursuit Attractions and Hospitality, Inc. (a)		382		13,267
Red Rock Resorts, Inc. - Class A (b)		1,444		91,160
Rush Street Interactive, Inc. (a)		1,412		24,950
Six Flags Entertainment Corp. (a)		3,499		63,017
Webtoon Entertainment, Inc. (a)(b)		262		3,168
				596,890

Environmental Control - 0.3%
CECO Environmental Corp. (a)		827		55,765
Energy Recovery, Inc. (a)		1,110		16,195
Enviri Corp. (a)		820		15,514
Montrose Environmental Group, Inc. (a)		982		21,879
Pure Cycle Corp. (a)		1,666		19,292
PureCycle Technologies, Inc. (a)(b)		2,813		26,892
				155,537

Food - 0.9%
Calavo Growers, Inc.		978		24,880
Cal-Maine Foods, Inc. (b)		675		56,383
Chefs' Warehouse, Inc. (a)		561		35,287
Flowers Foods, Inc.		8,112		92,720
Ingles Markets, Inc. - Class A (b)		666		49,857
J & J Snack Foods Corp.		274		26,030
John B Sanfilippo & Son, Inc.		259		20,953
Lifeway Foods, Inc. (a)		333		7,336
Mission Produce, Inc. (a)		1,407		18,938
Simply Good Foods Co. (a)		1,298		24,364
SunOpta, Inc. (a)		5,406		24,760
TreeHouse Foods, Inc. (a)		1,303		32,106
United Natural Foods, Inc. (a)		1,222		45,495
Weis Markets, Inc. (b)		296		21,060
				480,169

Forest Products & Paper - 0.0% (c)
Sylvamo Corp.		520		25,449

Gas - 0.7%
Chesapeake Utilities Corp.		383		49,284
MDU Resources Group, Inc.		2,166		44,425
Northwest Natural Holding Co.		630		29,333
ONE Gas, Inc.		1,443		114,805
Spire, Inc.		1,702		143,802
				381,649

Hand/Machine Tools - 0.4%
Cadre Holdings, Inc.		370		14,804
Enerpac Tool Group Corp.		1,568		63,284
Franklin Electric Co., Inc.		518		51,603
Kennametal, Inc.		2,148		73,870
				203,561

Healthcare-Products - 3.2%
10X Genomics, Inc. - Class A (a)		1,746		35,269
Adaptive Biotechnologies Corp. (a)(b)		2,274		42,069
Alphatec Holdings, Inc. (a)		1,638		24,292
AngioDynamics, Inc. (a)		2,332		24,160
Artivion, Inc. (a)		889		36,245
AtriCure, Inc. (a)		1,296		47,861
Axogen, Inc. (a)		1,157		40,321
Azenta, Inc. (a)		525		20,412
Beta Bionics, Inc. (a)		1,110		15,351
BioLife Solutions, Inc. (a)		1,630		35,534
CareDx, Inc. (a)		1,007		20,694
Castle Biosciences, Inc. (a)		379		14,929
CONMED Corp.		576		22,113
DENTSPLY SIRONA, Inc.		2,245		27,995
Embecta Corp.		1,184		12,562
Enovis Corp. (a)		877		19,329
Envista Holdings Corp. (a)		5,476		128,522
GRAIL, Inc. (a)		704		68,865
Haemonetics Corp. (a)		932		62,127
ICU Medical, Inc. (a)		592		88,741
Inspire Medical Systems, Inc. (a)(b)		636		48,196
Integer Holdings Corp. (a)		346		30,054
Integra LifeSciences Holdings Corp. (a)		1,571		17,501
iRadimed Corp.		555		54,323
IRhythm Holdings, Inc. (a)		655		101,204
Kestra Medical Technologies Ltd. (a)(b)		1,485		36,635
Lantheus Holdings, Inc. (a)		1,527		102,187
LeMaitre Vascular, Inc.		237		20,138
MiMedx Group, Inc. (a)		2,516		12,857
Neogen Corp. (a)		4,257		43,507
NeuroPace, Inc. (a)		709		10,727
OmniAb, Inc. (a)		7,326		13,333
Omnicell, Inc. (a)		975		47,287
PROCEPT BioRobotics Corp. (a)(b)		1,629		47,176
Quanterix Corp. (a)		1,892		11,995
Quantum-Si, Inc. (a)		11,220		12,679
QuidelOrtho Corp. (a)		1,461		39,695
STAAR Surgical Co. (a)		900		17,055
Stereotaxis, Inc. (a)		5,698		12,479
Tactile Systems Technology, Inc. (a)		1,074		30,996
Tandem Diabetes Care, Inc. (a)		1,266		25,181
TransMedics Group, Inc. (a)(b)		707		94,720
Twist Bioscience Corp. (a)		1,234		50,680
UFP Technologies, Inc. (a)		160		40,182
				1,708,178

Healthcare-Services - 1.8%
Acadia Healthcare Co., Inc. (a)		1,492		20,053
Addus HomeCare Corp. (a)		407		42,116
Astrana Health, Inc. (a)		1,120		25,469
BrightSpring Health Services, Inc. (a)		1,763		69,233
Brookdale Senior Living, Inc. (a)		4,662		69,930
Concentra Group Holdings Parent, Inc.		2,074		46,001
CorVel Corp. (a)		344		23,953
Fortrea Holdings, Inc. (a)		2,018		33,923
Fulgent Genetics, Inc. (a)		814		21,327
GeneDx Holdings Corp. (a)		342		32,921
Ginkgo Bioworks Holdings, Inc. (a)		1,640		14,711
Innovage Holding Corp. (a)		818		4,540
National HealthCare Corp.		370		52,951
Oscar Health, Inc. - Class A (a)		4,020		57,687
PACS Group, Inc. (a)		2,195		74,103
Pediatrix Medical Group, Inc. (a)		1,481		31,664
Pennant Group, Inc. (a)		999		27,592
Personalis, Inc. (a)		744		6,971
Privia Health Group, Inc. (a)		2,443		56,726
RadNet, Inc. (a)		1,370		96,037
Select Medical Holdings Corp.		1,830		27,542
Sonida Senior Living, Inc. (a)		333		10,606
Sotera Health Co. (a)		2,886		52,294
Strata Critical Medical, Inc. (a)(b)		2,748		13,410
Surgery Partners, Inc. (a)		2,089		31,043
Teladoc Health, Inc. (a)(b)		4,001		21,805
US Physical Therapy, Inc.		408		34,219
				998,827

Home Builders - 1.2%
Beazer Homes USA, Inc. (a)		296		6,385
Cavco Industries, Inc. (a)(b)		148		72,819
Century Communities, Inc.		820		51,644
Champion Homes, Inc. (a)		1,082		84,807
Dream Finders Homes, Inc. - Class A (a)		747		13,737
Forestar Group, Inc. (a)		235		6,115
Green Brick Partners, Inc. (a)		962		66,753
KB Home		610		35,099
LCI Industries (b)		629		92,268
LGI Homes, Inc. (a)		481		24,103
M/I Homes, Inc. (a)		560		74,872
Tri Pointe Homes, Inc. (a)		2,109		70,335
Winnebago Industries, Inc.		826		37,922
				636,859

Home Furnishings - 0.6%
Arhaus, Inc. (a)		1,336		13,601
Daktronics, Inc. (a)		963		22,293
Dolby Laboratories, Inc. - Class A		1,190		76,386
Ethan Allen Interiors, Inc. (b)		667		15,294
Leggett & Platt, Inc.		4,034		47,077
MillerKnoll, Inc.		1,854		37,228
Sleep Number Corp. (a)		1,373		15,982
Sonos, Inc. (a)		1,860		26,691
Whirlpool Corp. (b)		1,188		95,028
				349,580

Household Products/Wares - 0.2%
ACCO Brands Corp.		2,786		10,893
Helen of Troy Ltd. (a)		1,280		21,197
Spectrum Brands Holdings, Inc.		372		23,700
WD-40 Co.		231		53,414
				109,204

Housewares - 0.1%
Central Garden & Pet Co. - Class A (a)		815		24,996
Scotts Miracle-Gro Co.		742		47,651
				72,647

Insurance - 2.7%
Abacus Global Management, Inc.		1,487		11,078
American Coastal Insurance Corp.		778		8,597
AMERISAFE, Inc.		636		23,920
Assured Guaranty Ltd.		1,037		87,989
Ategrity Specialty Holdings LLC (a)		1,049		18,683
Baldwin Insurance Group, Inc. - Class A (a)		1,454		31,872
Bowhead Specialty Holdings, Inc. (a)		814		19,992
Brighthouse Financial, Inc. (a)		1,332		85,328
CNO Financial Group, Inc.		2,332		98,061
Donegal Group, Inc. - Class A		1,481		27,650
Employers Holdings, Inc.		740		32,279
Genworth Financial, Inc. (a)		4,664		38,898
Global Indemnity Group LLC - Class A		222		6,422
Goosehead Insurance, Inc. - Class A (a)		333		20,593
Hagerty, Inc. - Class A (a)		1,813		22,862
Hamilton Insurance Group Ltd. - Class B (a)		593		16,456
HCI Group, Inc.		222		35,225
Hippo Holdings, Inc. (a)		592		17,642
Horace Mann Educators Corp.		852		38,178
Kemper Corp.		638		25,143
Kingsway Financial Services, Inc. (a)		852		11,434
Lemonade, Inc. (a)(b)		1,522		132,003
Mercury General Corp.		629		55,094
Neptune Insurance Holdings, Inc. - Class A (a)(b)		1,050		26,775
NMI Holdings, Inc. - Class A (a)		2,073		80,266
Palomar Holdings, Inc. (a)		424		52,402
ProAssurance Corp. (a)		1,184		28,676
Root, Inc./OH (a)		275		17,086
Safety Insurance Group, Inc.		334		26,286
SiriusPoint Ltd. (a)		1,592		32,493
Skyward Specialty Insurance Group, Inc. (a)		531		23,693
Slide Insurance Holdings, Inc. (a)		2,604		44,867
Stewart Information Services Corp.		926		62,440
Trupanion, Inc. (a)		1,080		34,549
United Fire Group, Inc.		888		31,915
Universal Insurance Holdings, Inc.		778		23,690
White Mountains Insurance Group Ltd.		42		85,887
				1,436,424

Internet - 1.8%
Angi, Inc. (a)(b)		1,782		23,130
Bed Bath & Beyond, Inc. (a)		2,818		16,654
Cargurus, Inc. (a)		1,443		46,753
Cars.com, Inc. (a)		1,556		17,676
ePlus, Inc. (b)		531		45,565
EverQuote, Inc. - Class A (a)		418		9,489
Figs, Inc. - Class A (a)		2,777		30,019
fuboTV, Inc. - Class A (a)(b)		6,403		14,279
Gambling.com Group Ltd. (a)		8,708		41,537
Groupon, Inc. (a)		408		5,773
HealthStream, Inc.		1,222		27,238
IAC, Inc. (a)		855		31,592
Liquidity Services, Inc. (a)		631		20,192
Magnite, Inc. (a)		2,897		41,920
MediaAlpha, Inc. - Class A (a)		1,074		10,987
Newegg Commerce, Inc. (a)(b)		564		27,918
Opendoor Technologies, Inc. (a)		10,486		54,003
OptimizeRx Corp. (a)		2,109		22,693
Q2 Holdings, Inc. (a)		1,062		65,048
QuinStreet, Inc. (a)		1,267		16,838
RealReal, Inc. (a)(b)		1,373		20,142
Revolve Group, Inc. (a)		633		17,503
RideNow Group, Inc. - Class B (a)		3,405		16,719
Rumble, Inc. (a)(b)		3,229		18,373
Serve Robotics, Inc. (a)		714		7,447
Shutterstock, Inc.		499		9,905
Sprinklr, Inc. - Class A (a)		2,997		19,121
Stitch Fix, Inc. - Class A (a)(b)		2,968		14,246
Stubhub Holdings, Inc. - Class A (a)(b)		4,774		67,409
TripAdvisor, Inc. (a)		2,368		31,471
Trump Media & Technology Group Corp. (a)(b)		4,096		52,347
Upwork, Inc. (a)		2,406		48,192
Yelp, Inc. (a)(b)		1,000		27,380
Ziff Davis, Inc. (a)		1,001		38,258
				957,817

Investment Companies - 0.7%
Bit Digital, Inc. (a)		10,038		20,377
Bitdeer Technologies Group (a)		2,331		30,396
Cannae Holdings, Inc.		1,708		24,612
Cleanspark, Inc. (a)		4,676		55,364
Core Scientific, Inc. (a)		6,090		109,559
FTAI Infrastructure, Inc.		3,415		19,875
MARA Holdings, Inc. (a)(b)		2,186		20,767
Terawulf, Inc. (a)(b)		6,120		81,825
				362,775

Leisure Time - 1.2%
Acushnet Holdings Corp.		740		71,736
Brunswick Corp./DE		1,111		89,124
Callaway Golf Co. (a)		3,297		47,312
Global Business Travel Group I (a)		3,081		21,105
Harley-Davidson, Inc.		2,277		45,085
Lindblad Expeditions Holdings, Inc. (a)		1,184		19,737
Lucky Strike Entertainment Corp.		1,037		8,400
Malibu Boats, Inc. - Class A (a)		261		8,483
OneSpaWorld Holdings Ltd.		1,444		28,375
Patrick Industries, Inc.		444		56,019
Peloton Interactive, Inc. - Class A (a)		8,570		47,906
Polaris, Inc.		2,076		132,532
Sabre Corp. (a)(b)		13,434		17,464
YETI Holdings, Inc. (a)(b)		1,147		52,429
				645,707

Lodging - 0.3%
Hilton Grand Vacations, Inc. (a)		1,264		57,019
Travel + Leisure Co.		1,554		108,065
				165,084

Machinery-Construction & Mining - 0.3%
Astec Industries, Inc.		593		28,891
Hyster-Yale, Inc.		635		21,240
NANO Nuclear Energy, Inc. (a)(b)		764		22,458
Terex Corp.		1,119		63,783
				136,372

Machinery-Diversified - 1.4%
Alamo Group, Inc.		333		65,038
Albany International Corp. - Class A		1,092		60,595
Cactus, Inc. - Class A		1,262		70,962
Columbus McKinnon Corp./NY		3,374		71,124
DXP Enterprises, Inc./TX (a)		424		55,141
Gates Industrial Corp. PLC (a)		4,551		104,764
Ichor Holdings Ltd. (a)		1,005		30,492
Kadant, Inc.		301		96,633
Lindsay Corp.		185		23,175
Mueller Water Products, Inc. - Class A		2,749		74,416
Tennant Co.		464		35,306
Thermon Group Holdings, Inc. (a)		1,296		58,644
				746,290

Media - 0.4%
AMC Networks, Inc. - Class A (a)		788		6,075
Cable One, Inc.		202		16,360
Gray Media, Inc.		2,923		13,183
iHeartMedia, Inc. - Class A (a)		1,599		5,181
Liberty Latin America Ltd. - Class A (a)		519		4,007
Liberty Latin America Ltd. - Class C (a)(b)		3,630		28,241
Optimum Communications, Inc. - Class A (a)		10,237		15,662
Scholastic Corp.		491		17,170
Sinclair, Inc.		888		12,885
Sphere Entertainment Co. (a)(b)		484		46,227
TEGNA, Inc.		3,811		73,019
				238,010

Metal Fabricate/Hardware - 0.5%
Helios Technologies, Inc.		467		30,252
Hillman Solutions Corp. (a)		4,995		46,803
Mayville Engineering Co., Inc. (a)		518		10,153
Omega Flex, Inc.		449		14,812
Proto Labs, Inc. (a)		666		35,065
Ryerson Holding Corp.		777		21,927
Standex International Corp.		186		44,640
Worthington Enterprises, Inc.		349		19,394
Worthington Steel, Inc.		446		17,943
Xometry, Inc. - Class A (a)(b)		786		44,904
				285,893

Mining - 1.3%
Centrus Energy Corp. - Class A (a)(b)		260		72,353
Century Aluminum Co. (a)		1,556		70,533
Compass Minerals International, Inc. (a)		1,314		32,824
Dakota Gold Corp. (a)		6,179		37,012
Energy Fuels, Inc./Canada (a)		2,520		56,549
Ivanhoe Electric, Inc. / US (a)		2,592		44,297
Kaiser Aluminum Corp.		339		41,568
McEwen, Inc. (a)(b)		1,259		30,405
Perpetua Resources Corp. (a)		2,146		57,126
United States Antimony Corp. (a)(b)		4,595		33,681
United States Lime & Minerals, Inc.		152		18,321
Uranium Energy Corp. (a)		10,073		173,659
USA Rare Earth, Inc. (a)(b)		1,797		40,289
				708,617

Miscellaneous Manufacturing - 0.5%
Avient Corp.		1,117		40,379
Byrna Technologies, Inc. (a)		483		6,622
Enpro, Inc. (b)		340		81,185
Hillenbrand, Inc.		1,776		56,672
Materion Corp.		388		53,653
Sight Sciences, Inc. (a)		964		6,054
Smith & Wesson Brands, Inc.		1,443		15,758
Trinity Industries, Inc.		1,088		31,269
				291,592

Multi-National - 0.1%
Banco Latinoamericano de Comercio Exterior SA		630		30,536

Office Furnishings - 0.2%
HNI Corp.		1,200		57,354
Interface, Inc.		1,110		34,932
				92,286

Office-Business Equipment - 0.0% (c)
Xerox Holdings Corp. (b)		9,436		20,665

Oil & Gas - 3.0%
Amplify Energy Corp. (a)		4,337		21,772
California Resources Corp.		2,022		108,177
CNX Resources Corp. (a)		3,959		153,609
Crescent Energy Co. - Class A (b)		3,450		33,706
CVR Energy, Inc. (a)		1,238		28,152
Delek US Holdings, Inc.		1,487		43,881
Gulfport Energy Corp. (a)		481		98,206
Helmerich & Payne, Inc.		1,541		52,209
HighPeak Energy, Inc.		16,994		77,323
Landbridge Co. LLC - Class A (b)		407		23,386
Magnolia Oil & Gas Corp. - Class A		1,715		43,750
Murphy Oil Corp. (b)		2,222		66,860
Northern Oil & Gas, Inc. (b)		1,819		45,475
Par Pacific Holdings, Inc. (a)		2,960		111,710
Patterson-UTI Energy, Inc.		11,590		87,273
PBF Energy, Inc. - Class A		3,333		111,522
SandRidge Energy, Inc.		2,220		35,187
Seadrill Ltd. (a)		1,712		65,878
SM Energy Co. (b)		7,649		148,925
Talos Energy, Inc. (a)(b)		2,121		25,282
Tamboran Resources Corp. (a)		667		19,970
Viper Energy, Inc. - Class A		3,053		129,264
Weatherford International PLC (b)		1,258		118,353
				1,649,870

Oil & Gas Services - 1.4%
Archrock, Inc.		2,929		86,669
Bristow Group, Inc. (a)		445		19,562
Civeo Corp.		629		15,926
DMC Global, Inc. (a)		1,334		11,472
DNOW, Inc. (a)		4,183		63,540
Expro Group Holdings NV (a)		3,636		58,212
Flowco Holdings, Inc. - Class A		1,644		34,360
Forum Energy Technologies, Inc. (a)		1,073		48,543
Innovex International, Inc. (a)		1,258		31,261
Kodiak Gas Services, Inc.		1,222		51,336
Liberty Energy, Inc.		3,152		77,697
Matrix Service Co. (a)		1,038		14,864
Oceaneering International, Inc. (a)		2,048		61,645
ProPetro Holding Corp. (a)		1,489		17,109
RPC, Inc.		2,148		14,284
Select Water Solutions, Inc.		2,006		24,253
Solaris Energy Infrastructure, Inc. (b)		860		47,463
TETRA Technologies, Inc. (a)(b)		2,375		27,075
Tidewater, Inc. (a)		1,230		76,863
				782,134

Packaging & Containers - 0.2%
Ardagh Metal Packaging SA		5,143		22,578
O-I Glass, Inc. (a)(b)		2,444		37,344
TriMas Corp.		1,074		37,343
				97,265

Pharmaceuticals - 2.6%
AdaptHealth Corp. (a)		2,664		26,773
Agios Pharmaceuticals, Inc. (a)		1,300		35,672
Amneal Pharmaceuticals, Inc. (a)		3,256		44,542
Amphastar Pharmaceuticals, Inc. (a)		781		20,689
Amylyx Pharmaceuticals, Inc. (a)		2,415		34,510
Aquestive Therapeutics, Inc. (a)		1,629		4,806
Arvinas, Inc. (a)		2,667		35,684
Assertio Holdings, Inc. (a)(b)		572		6,738
Avadel Pharmaceuticals PLC (a)		1,629		35,105
BellRing Brands, Inc. (a)		3,861		96,023
Candel Therapeutics, Inc. (a)		716		4,181
Catalyst Pharmaceuticals, Inc. (a)		2,220		53,946
Corbus Pharmaceuticals Holdings, Inc. (a)		1,341		11,090
CorMedix, Inc. (a)(b)		1,794		13,921
Enanta Pharmaceuticals, Inc. (a)		1,746		22,523
Enliven Therapeutics, Inc. (a)		1,379		36,475
Fulcrum Therapeutics, Inc. (a)		2,331		25,012
Harmony Biosciences Holdings, Inc. (a)(b)		527		19,246
Harrow, Inc. (a)		724		29,641
Herbalife Ltd. (a)		2,294		39,549
Indivior Pharmaceuticals, Inc. (a)		1,790		63,330
KalVista Pharmaceuticals, Inc. (a)(b)		1,037		16,188
MannKind Corp. (a)		6,120		35,374
Mirum Pharmaceuticals, Inc. (a)		1,185		122,316
Ocular Therapeutix, Inc. (a)		4,012		36,670
Organon & Co.		5,816		49,669
ORIC Pharmaceuticals, Inc. (a)		1,823		18,704
Pacira BioSciences, Inc. (a)(b)		1,147		23,559
Protagonist Therapeutics, Inc. (a)		1,370		112,066
Rhythm Pharmaceuticals, Inc. (a)(b)		1,334		136,762
SIGA Technologies, Inc.		2,111		14,144
Spyre Therapeutics, Inc. (a)		1,347		43,077
Supernus Pharmaceuticals, Inc. (a)		1,221		58,803
Tilray Brands, Inc. (a)(b)		3,220		24,021
Trevi Therapeutics, Inc. (a)		1,892		19,809
Vanda Pharmaceuticals, Inc. (a)		3,108		23,434
Voyager Therapeutics, Inc. (a)		3,779		14,738
Xeris Biopharma Holdings, Inc. (a)		4,181		30,772
				1,439,562

Pipelines - 0.3%
Excelerate Energy, Inc. - Class A		779		29,096
NextDecade Corp. (a)		4,219		22,319
Venture Global, Inc. - Class A (b)		11,078		108,564
				159,979

Private Equity - 0.0% (c)
Patria Investments Ltd. - Class A		857		12,521

Real Estate - 0.9%
Belpointe Prep LLC - Class A (a)		186		9,845
Compass, Inc. - Class A (a)		10,831		135,609
eXp World Holdings, Inc. (b)		1,521		13,750
Five Point Holdings LLC - Class A (a)		1,630		8,655
FRP Holdings, Inc. (a)		1,015		24,269
Howard Hughes Holdings, Inc. (a)(b)		602		49,159
McGrath RentCorp		650		72,598
Newmark Group, Inc. - Class A		4,183		74,583
RMR Group, Inc. - Class A		1,518		22,998
St Joe Co.		940		62,219
				473,685

Retail - 3.5%
Abercrombie & Fitch Co. - Class A (a)		935		91,284
Academy Sports & Outdoors, Inc. (b)		1,414		77,784
Advance Auto Parts, Inc.		1,221		58,620
American Eagle Outfitters, Inc.		2,923		68,135
Asbury Automotive Group, Inc. (a)(b)		307		71,995
BJ's Restaurants, Inc. (a)		593		24,799
Bloomin' Brands, Inc.		3,663		21,978
BlueLinx Holdings, Inc. (a)		297		20,659
Boot Barn Holdings, Inc. (a)		667		119,046
Buckle, Inc.		1,037		49,050
Build-A-Bear Workshop, Inc.		372		22,201
Caleres, Inc. (b)		1,221		14,921
Camping World Holdings, Inc. - Class A		3,043		40,137
Cheesecake Factory, Inc. (b)		1,222		70,827
Clean Energy Fuels Corp. (a)		2,527		5,559
Designer Brands, Inc. - Class A		713		4,520
Dine Brands Global, Inc. (b)		751		25,827
First Watch Restaurant Group, Inc. (a)(b)		1,221		19,524
Freshpet, Inc. (a)		1,085		75,625
Genesco, Inc. (a)		600		17,358
Group 1 Automotive, Inc.		226		80,063
Haverty Furniture Cos., Inc.		742		18,787
J Jill, Inc.		703		10,974
Kohl's Corp.		2,072		36,198
Krispy Kreme, Inc.		5,595		17,624
La-Z-Boy, Inc.		1,037		37,757
Macy's, Inc. (b)		4,296		86,006
National Vision Holdings, Inc. (a)(b)		3,183		83,872
Papa John's International, Inc.		926		32,567
PC Connection, Inc.		296		17,408
PriceSmart, Inc.		592		84,188
RH (a)		385		76,550
Sally Beauty Holdings, Inc. (a)(b)		3,117		47,441
Shake Shack, Inc. - Class A (a)(b)		424		37,554
Signet Jewelers Ltd.		1,036		95,592
Sonic Automotive, Inc. - Class A		334		20,027
Sweetgreen, Inc. - Class A (a)		7,048		43,275
Victoria's Secret & Co. (a)		1,087		59,252
Warby Parker, Inc. - Class A (a)(b)		1,526		38,928
Winmark Corp. (b)		112		50,477
Zumiez, Inc. (a)		296		7,285
				1,881,674

Savings & Loans - 1.1%
Axos Financial, Inc. (a)		1,221		120,867
Banc of California, Inc. (b)		3,478		69,490
Beacon Financial Corp.		1,540		43,659
Capitol Federal Financial, Inc.		3,331		24,250
Flushing Financial Corp.		901		14,227
Home Bancorp, Inc.		519		30,979
Northwest Bancshares, Inc.		3,923		50,528
Provident Financial Services, Inc.		2,923		64,715
Timberland Bancorp, Inc./WA		741		28,855
WaFd, Inc. (b)		1,628		53,105
WSFS Financial Corp. (b)		1,296		83,890
				584,565

Semiconductors - 2.3%
ACM Research, Inc. - Class A (a)		890		51,727
Aehr Test Systems (a)		1,116		28,614
Ambarella, Inc. (a)(b)		709		45,404
Arteris, Inc. (a)		1,635		24,541
Axcelis Technologies, Inc. (a)		1,480		130,344
CEVA, Inc. (a)(b)		407		8,584
Diodes, Inc. (a)		1,022		60,492
FormFactor, Inc. (a)(b)		1,126		79,372
Impinj, Inc. (a)		265		36,596
IPG Photonics Corp. (a)		592		54,707
Kulicke & Soffa Industries, Inc.		935		53,604
MaxLinear, Inc. (a)		1,303		22,607
Navitas Semiconductor Corp. (a)		7,152		61,364
Ouster, Inc. (a)		1,147		23,892
Penguin Solutions, Inc. (a)(b)		901		17,308
Photronics, Inc. (a)		1,517		52,443
Power Integrations, Inc. (b)		1,021		46,905
SEALSQ Corp. (a)(b)		2,336		9,601
Semtech Corp. (a)		1,690		134,777
Silicon Laboratories, Inc. (a)		816		116,239
SkyWater Technology, Inc. (a)		1,297		41,063
Synaptics, Inc. (a)		529		43,648
Ultra Clean Holdings, Inc. (a)		985		43,025
Veeco Instruments, Inc. (a)(b)		1,038		32,417
				1,219,274

Software - 5.1%
8x8, Inc. (a)		3,146		5,222
ACI Worldwide, Inc. (a)		1,936		83,945
Adeia, Inc.		3,338		60,384
Agilysys, Inc. (a)		459		39,818
Alignment Healthcare, Inc. (a)		2,123		47,831
Alkami Technology, Inc. (a)		2,006		42,507
American Bitcoin Corp. - Class A (a)(b)		7,036		10,624
Amplitude, Inc. - Class A (a)		2,147		19,688
Appian Corp. - Class A (a)		964		26,896
Asana, Inc. - Class A (a)		2,638		27,039
AvePoint, Inc. (a)		3,418		39,751
Bandwidth, Inc. - Class A (a)(b)		667		9,318
BigBear.ai Holdings, Inc. (a)(b)		8,596		43,324
Blackbaud, Inc. (a)		752		40,382
BlackLine, Inc. (a)		1,110		51,582
Blend Labs, Inc. - Class A (a)		4,440		10,567
Box, Inc. - Class A (a)		3,404		86,291
Braze, Inc. - Class A (a)		2,146		44,680
Cerence, Inc. (a)		860		9,744
Clear Secure, Inc. - Class A (b)		1,962		64,000
Clearwater Analytics Holdings, Inc. - Class A (a)		3,081		74,221
Commerce.com, Inc. (a)		2,517		7,853
Concentrix Corp.		790		29,506
Consensus Cloud Solutions, Inc. (a)		519		11,086
CSG Systems International, Inc.		298		23,766
Digi International, Inc. (a)		593		25,541
Digital Turbine, Inc. (a)		2,110		11,014
DigitalOcean Holdings, Inc. (a)(b)		1,528		84,422
Donnelley Financial Solutions, Inc. (a)(b)		447		23,132
DoubleVerify Holdings, Inc. (a)		2,536		27,440
EverCommerce, Inc. (a)(b)		2,906		35,017
Fastly, Inc. - Class A (a)(b)		1,893		17,510
Five9, Inc. (a)(b)		1,266		22,358
Freshworks, Inc. - Class A (a)		3,962		42,710
Gemini Space Station, Inc. - Class A (a)(b)		2,541		21,192
Genius Sports Ltd. (a)		3,848		33,478
GigaCloud Technology, Inc. - Class A (a)		780		31,145
HeartFlow, Inc. (a)		2,096		62,608
Hinge Health, Inc. - Class A (a)		418		14,588
Innodata, Inc. (a)		454		25,170
Intapp, Inc. (a)		712		24,172
Jamf Holding Corp. (a)		2,567		33,499
JFrog Ltd. (a)		2,036		111,573
Klaviyo, Inc. - Class A (a)		1,047		23,254
Kodiak AI, Inc. (a)(b)		4,241		38,636
LiveRamp Holdings, Inc. (a)		1,480		36,038
N-able, Inc./US (a)(b)		2,969		18,022
nCino, Inc. (a)(b)		1,048		22,375
Omada Health, Inc. (a)		1,342		20,063
ON24, Inc. (a)		2,813		22,420
Onestream, Inc. (a)		1,873		44,222
Pagaya Technologies Ltd. - Class A (a)		1,450		28,116
Pattern Group, Inc. - Class A (a)		1,680		23,218
Phreesia, Inc. (a)(b)		1,646		22,106
Planet Labs PBC (a)		5,624		140,431
Playtika Holding Corp.		3,002		10,867
Porch Group, Inc. (a)		3,008		23,733
Progress Software Corp. (a)		1,060		43,375
Quantum Computing, Inc. (a)(b)		3,129		29,006
ReposiTrak, Inc.		1,949		20,698
RingCentral, Inc. - Class A (a)(b)		1,110		28,727
Schrodinger, Inc./United States (a)		1,906		26,627
SEMrush Holdings, Inc. - Class A (a)		1,118		13,293
Silvaco Group, Inc. (a)		2,269		10,165
SoundHound AI, Inc. - Class A (a)(b)		5,002		42,317
Sprout Social, Inc. - Class A (a)		2,519		22,797
SPS Commerce, Inc. (a)(b)		1,020		91,045
Teradata Corp. (a)(b)		2,490		71,015
Vertex, Inc. - Class A (a)		2,043		37,898
Via Transportation, Inc. - Class A (a)		1,096		25,482
Weave Communications, Inc. (a)		3,984		25,896
Workiva, Inc. (a)(b)		1,055		81,256
Yext, Inc. (a)(b)		1,961		14,041
Zeta Global Holdings Corp. - Class A (a)(b)		4,235		78,686
ZoomInfo Technologies, Inc. (a)		7,151		57,566
				2,749,985

Support Activities for Mining - 0.0% (c)
NioCorp Developments Ltd. (a)		4,421		26,084

Telecommunications - 1.7%
A10 Networks, Inc.		1,518		26,474
ADTRAN Holdings, Inc. (a)		2,664		24,562
Anterix, Inc. (a)		557		14,630
Array Digital Infrastructure, Inc. (b)		222		10,698
BlackSky Technology, Inc. (a)		1,341		29,596
Calix, Inc. (a)		1,702		76,028
Clearfield, Inc. (a)		726		21,613
Extreme Networks, Inc. (a)		2,487		36,260
GCI Liberty, Inc. - Class C (a)		781		28,889
Globalstar, Inc. (a)		1,001		61,682
Gogo, Inc. (a)		3,645		16,730
Harmonic, Inc. (a)(b)		1,455		14,143
IDT Corp. - Class B		482		23,440
Powerfleet, Inc. NJ (a)		4,185		21,385
Ribbon Communications, Inc. (a)		4,774		12,508
Shenandoah Telecommunications Co.		2,340		27,776
Spok Holdings, Inc.		1,492		20,545
Telephone and Data Systems, Inc.		1,961		88,500
Uniti Group, Inc. (a)(b)		5,147		42,823
Viasat, Inc. (a)		2,405		108,634
Viavi Solutions, Inc. (a)		4,736		115,842
Vistance Networks, Inc. (a)		4,367		78,606
				901,364

Textiles - 0.1%
UniFirst Corp./MA		296		63,640

Transportation - 1.8%
ArcBest Corp.		421		37,983
Costamare Bulkers Holdings Ltd. (a)		2,267		37,473
Costamare, Inc.		1,484		24,901
CryoPort, Inc. (a)		1,561		14,845
DHT Holdings, Inc.		1,748		25,049
Dorian LPG Ltd.		1,016		30,002
Euroseas Ltd.		333		19,041
Frontline PLC		2,858		81,682
Global Ship Lease, Inc. - Class A		409		15,354
Hub Group, Inc. - Class A		1,308		62,235
International Seaways, Inc.		523		31,197
Marten Transport Ltd.		2,372		29,176
Matson, Inc.		742		118,942
Navigator Holdings Ltd.		3,626		67,190
Nordic American Tankers Ltd.		3,072		12,779
Radiant Logistics, Inc. (a)		1,629		10,963
RXO, Inc. (a)(b)		1,979		28,854
Safe Bulkers, Inc.		4,255		24,296
Schneider National, Inc. - Class B		999		26,813
Scorpio Tankers, Inc.		851		54,141
SFL Corp. Ltd.		8,216		72,794
Star Bulk Carriers Corp.		1,564		35,894
StealthGas, Inc. (a)		4,626		35,759
Teekay Tankers Ltd. - Class A		416		26,840
Werner Enterprises, Inc.		895		30,654
				954,857

Trucking & Leasing - 0.3%
GATX Corp.		611		111,147
Greenbrier Cos., Inc.		570		28,740
Willis Lease Finance Corp.		87		15,858
				155,745

Water - 0.3%
American States Water Co.		740		53,990
California Water Service Group (b)		1,110		49,617
Global Water Resources, Inc.		1,295		11,228
H2O America		630		32,785
Middlesex Water Co.		532		27,866
				175,486
TOTAL COMMON STOCKS (Cost $44,180,471)				49,453,753

REAL ESTATE INVESTMENT TRUSTS - 6.0%		Shares		Value
Commercial Services - 0.1%
CoreCivic, Inc. (a)		2,775		51,421
GEO Group, Inc. (a)		1,560		24,929
				76,350

Investment Companies - 0.2%
HA Sustainable Infrastructure Capital, Inc. (b)		2,701		92,941

REITS - 5.7%
Acadia Realty Trust (b)		2,368		47,384
Alexander & Baldwin, Inc.		1,629		33,785
Alexander's, Inc.		75		18,368
Alpine Income Property Trust, Inc.		1,258		22,166
Americold Realty Trust, Inc. (b)		8,104		100,571
Apartment Investment and Management Co. - Class A		5,033		29,594
Apollo Commercial Real Estate Finance, Inc.		7,586		82,005
Apple Hospitality REIT, Inc. (b)		3,410		39,692
Armada Hoffler Properties, Inc.		1,302		9,075
ARMOUR Residential REIT, Inc.		1,528		26,587
Blackstone Mortgage Trust, Inc. - Class A		2,739		52,726
BrightSpire Capital, Inc.		3,330		19,913
Broadstone Net Lease, Inc.		3,849		71,245
CBL & Associates Properties, Inc.		999		35,764
Centerspace		260		16,710
Chimera Investment Corp.		2,220		27,417
Claros Mortgage Trust, Inc. (a)		3,306		9,058
Community Healthcare Trust, Inc.		1,037		17,919
COPT Defense Properties		2,109		64,978
CTO Realty Growth, Inc.		1,258		22,355
Curbline Properties Corp.		1,924		46,657
DiamondRock Hospitality Co.		5,772		52,987
Diversified Healthcare Trust		3,415		19,841
Douglas Emmett, Inc. (b)		2,266		23,929
Dynex Capital, Inc.		2,308		32,035
Ellington Financial, Inc.		2,295		29,491
Empire State Realty Trust, Inc. - Class A		3,568		23,656
EPR Properties		1,369		74,255
Farmland Partners, Inc.		1,702		19,760
Four Corners Property Trust, Inc.		2,259		55,684
Gladstone Commercial Corp.		2,298		26,772
Gladstone Land Corp.		2,824		31,488
Global Medical REIT, Inc.		743		25,663
Global Net Lease, Inc.		3,235		30,603
Highwoods Properties, Inc.		1,961		50,692
Hudson Pacific Properties, Inc. (a)		1,240		10,689
Independence Realty Trust, Inc.		4,670		77,989
Innovative Industrial Properties, Inc.		459		22,179
InvenTrust Properties Corp.		888		26,098
KKR Real Estate Finance Trust, Inc.		2,826		23,399
Ladder Capital Corp.		2,665		29,235
LXP Industrial Trust		2,088		103,460
Macerich Co. (b)		5,182		98,095
Medical Properties Trust, Inc.		9,625		48,318
Millrose Properties, Inc.		2,466		73,487
National Health Investors, Inc.		865		71,034
National Storage Affiliates Trust		1,388		44,152
NET Lease Office Properties		407		7,941
NETSTREIT Corp. (b)		1,924		36,248
NexPoint Residential Trust, Inc.		630		19,039
One Liberty Properties, Inc.		851		18,339
Orchid Island Capital, Inc. (b)		2,258		17,612
Orion Properties, Inc.		9,589		21,383
Outfront Media, Inc. (a)		3,706		90,130
Park Hotels & Resorts, Inc.		3,929		42,944
Pebblebrook Hotel Trust		2,185		24,953
Phillips Edison & Co., Inc.		2,924		105,937
Piedmont Realty Trust, Inc. - Class A		2,184		18,389
Postal Realty Trust, Inc. - Class A		1,592		29,022
PotlatchDeltic Corp.		1,748		72,944
Rayonier, Inc. (b)		3,192		72,586
RLJ Lodging Trust		2,592		19,259
Sabra Health Care REIT, Inc.		4,996		93,575
Saul Centers, Inc.		593		18,816
Service Properties Trust		13,404		26,674
Sila Realty Trust, Inc.		706		17,191
SL Green Realty Corp. (b)		914		40,929
Smartstop Self Storage REIT, Inc.		766		24,083
Summit Hotel Properties, Inc.		4,005		17,702
Sunstone Hotel Investors, Inc.		5,736		50,305
Tanger, Inc.		2,960		96,851
TPG RE Finance Trust, Inc.		1,665		15,035
Two Harbors Investment Corp.		2,040		23,399
UMH Properties, Inc.		2,627		41,060
Urban Edge Properties		3,552		69,015
Veris Residential, Inc.		1,258		19,109
Xenia Hotels & Resorts, Inc.		1,374		20,267
				3,089,697
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,231,622)				3,258,988

PURCHASED OPTIONS - 1.5% (a)	Notional Amount	Contracts		Value
Put Options - 1.5%
iShares Russell 2000 ETF (d)(e)(f)
Expiration: 03/31/2026; Exercise Price: $180.00	13,138,290	506		11,132
Expiration: 06/30/2026; Exercise Price: $195.00	13,138,290	506		79,189
Expiration: 09/30/2026; Exercise Price: $215.00	13,138,290	506		255,024
Expiration: 12/31/2026; Exercise Price: $222.00	13,138,290	506		469,062
TOTAL PURCHASED OPTIONS (Cost $1,402,854)				814,407

RIGHTS - 0.0% (c)		Shares		Value
Pharmaceuticals - 0.0% (c)
Novo Nordisk AS, Expires , Exercise Price $0.00 (a)		1,053		684
TOTAL RIGHTS (Cost $0)				684

WARRANTS - 0.0% (c)		Contracts		Value
Opendoor Technologies, Inc., Expires 11/20/2026, Exercise Price $17.00 (a)		0	(g)	0	(g)
Opendoor Technologies, Inc., Expires 11/20/2026, Exercise Price $13.00 (a)		0	(g)	0	(g)
Opendoor Technologies, Inc., Expires 11/20/2026, Exercise Price $9.00 (a)		0	(g)	0	(g)
TOTAL WARRANTS (Cost $0)				0	(g)

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.5%		Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (h)		6,765,808		6,765,808
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,765,808)				6,765,808

TOTAL INVESTMENTS - 111.3% (Cost $55,580,755)				60,293,640
Money Market Deposit Account - 1.0% (i)				539,388
Liabilities in Excess of Other Assets - (12.3)%				(6,670,251)
TOTAL NET ASSETS - 100.0%				$54,162,777

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $6,466,863.
(c)	Represents less than 0.05% of net assets.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(g)	Rounds to zero.
(h)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(i)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2026 was 3.45%.

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Written Options
January 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.1)%	Notional Amount	Contracts	Value
Call Options - (0.1)%
Russell 2000 Index (a)(b)
Expiration: 02/02/2026; Exercise Price: $2,735.00	$(16,989,330)	(65)	$(520)
Expiration: 02/06/2026; Exercise Price: $2,760.00	(17,512,078)	(67)	(5,494)
Expiration: 02/11/2026; Exercise Price: $2,735.00	(17,512,078)	(67)	(27,470)
TOTAL WRITTEN OPTIONS (Premiums received $195,084)			$(33,484)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Innovator U.S. Small Cap Managed Floor ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$49,453,753	$–	$–	$49,453,753
Real Estate Investment Trusts	3,258,988	–	–	3,258,988
Purchased Options	–	814,407	–	814,407
Rights	684	–	–	684
Warrants	0 (a)	–	–	0 (a)
Investments Purchased with Proceeds from Securities Lending(b)	–	–	–	6,765,808
Total Investments	$52,713,425	$814,407	$–	$60,293,640

Liabilities:
Investments:
Written Options	$(32,964)	$(520)	$–	$(33,484)
Total Investments	$(32,964)	$(520)	$–	$(33,484)

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Rounds to zero.
(b)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $6,765,808 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings as of January 31, 2026 (% of Net Assets)

Common Stocks	$49,453,753	91.3%
Real Estate Investment Trusts	3,258,988	6.0
Purchased Options	814,407	1.5
Rights	684	0.0 (a)
Warrants	0	0.0 (a)
Written Options	(33,484)	(0.1)
Investments Purchased with Proceeds from Securities Lending	6,765,808	12.5
Money Market Deposit Account	539,388	1.0
Liabilities in Excess of Other Assets	(6,636,767)	(12.2)
	$54,162,777	100.0%

(a)	Represents less than 0.05% of net assets.